Customer and commercial financing	12 Months Ended
Dec. 31, 2017
Text block1 [abstract]
Customer and commercial financing
9.	Customer and commercial financing

Customer and commercial financing refers to the partial financing of certain aircraft sales by the Company, mainly dollar-denominated, at average interest rates at December 31, 2017 of 3.24% p.a. (December 31, 2016, 5.38% p.a.), secured on the aircraft covered by the financing and at present value, if applicable. The maturities are monthly, quarterly and half-yearly, classified as follows:

	12.31.2017	12.31.2016
Current portion	2.1	8.5
Non-current portion	14.3	28.9

	16.4	37.4

At December 31, 2017, the amount of US$ 3.1 was accrued for losses in accordance with Company policy (US$ 3.1 at December 31, 2016).

At December 31, 2017, the long-term customer financing maturities were as follows:

Year
2018	1.8
2019	1.8
2020	1.8
2021	1.8
Thereafter 2021	7.1

14.3